First Trust Horizon Managed Volatility Domestic ETF Average Annual Total Returns		12 Months Ended	59 Months Ended	60 Months Ended	100 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.32%	14.53%	14.63%
First Trust Horizon Managed Volatility Domestic ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.60%		7.71%	9.39%
Performance Inception Date	Aug. 24, 2016
First Trust Horizon Managed Volatility Domestic ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.07%		7.04%	8.74%
First Trust Horizon Managed Volatility Domestic ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.45%		5.73%	7.27%